Expense by Nature - Summary of Expenses by Nature (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Employee benefit expenses	¥ 12,528,795	¥ 15,080,319	¥ 16,402,993
Loan origination and servicing expenses	2,021,636	3,667,962	5,712,598
Outsourcing service expenses	1,058,915	1,391,292	1,355,273
Trust management fee	939,004	1,251,761	1,078,380
Payment processing expenses	750,504	1,134,905	1,197,869
Promotion and advertising expenses	585,240	1,525,797	1,685,847
Depreciation of right-of-use assets	413,957	578,014	608,889
Taxes and surcharges	319,512	568,826	534,647
Business entertainment expenses	206,135	389,369	619,328
Depreciation of property and equipment	181,171	177,799	193,511
Audit fees	47,449	39,271	42,376
Amortization of intangible assets	11,022	15,325	22,234
Others	614,673	1,068,711	740,039
Total sales and marketing expenses, general and administrative expenses, operation and servicing expenses, technology and analytics expenses	¥ 19,678,013	¥ 26,889,351	¥ 30,193,984